Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of consolidated financial statements
Entity name	State incorporated	Percent ownership
G Medical Innovations Holdings Ltd.	Cayman Islands	Parent Company
G Medical Innovations Ltd.	Israel	100%
G Medical Innovations Asia Ltd.	Hong Kong	100%
G Medical Innovations UK Ltd.	United Kingdom	100% - G Medical Innovations Asia Ltd.
Guangzhou Yimei Innovative Medical Science and Technology Co., Ltd.	China	70% - G Medical Innovations Asia Ltd
G Medical Innovations MK Ltd.	Macedonia	100%
G Medical Innovations USA Inc.	USA	100%
G Medical Diagnostic Services, Inc. (Formerly CardioStaff Diagnostic Services Inc)	USA	100% - G Medical Innovations USA Inc.
Telerhythmics, LLC	USA	100% - G Medical Innovations USA Inc.
G Medical Tests and Services, Inc*	USA	100% - G Medical Innovations USA Inc.
G Medical Lab Services, Inc**	USA	80% - G Medical Innovations USA Inc.
G Medical Mobile Health Solution, Inc (non-active)	USA	100% - G Medical Innovations USA Inc.

Schedule of estimated useful lives
Estimated useful lives
Computers and electronic equipment	3
Furniture and equipment	7
Vehicles	6-7
Leasehold Improvement	3-7